Concentrations and Risks (Tables)	6 Months Ended
Jun. 30, 2023
Concentrations and Risks [Abstract]
Schedule of Concentration Accounts Payable	Details of the supplier which accounted for 10% or more of accounts payable are as follows:
	June 30, 2023	% accounts payable	December 31, 2022	% accounts payable
Company A	$610,074	7.5%	$573,451	10.5%

Schedule of Concentration Accounts Receivable	Details of the customers which accounted for 10% or more of accounts receivable are as follows:
	June 30, 2023	% accounts receivable	December 31, 2022	% accounts receivable
Company A	602,705	18.4%	-	0.0%
Company B	596,667	18.3%	307,672	12.0%
Company C	414,036	12.7%	7,997	0.3%
Company D	-	0.0	679,226	26.4%
Company E	-	0.0%	$586,103	22.8%
	$1,613,408	49.4%	$1,580,998	61. %